EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents the reconciliation of the numerator for the basic and diluted net income per share calculations:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Net income (loss) attributable to Holdings common shareholders:
Net income (loss) attributable to Holdings common shareholders (basic):	$(118)	$351
Less: Incremental dilution from AB(1)	—	—

Net income (loss) attributable to Holdings common shareholders (diluted):	$(118)	$351

(1)

The incremental dilution from AB represents the impact of AB’s dilutive units on the Company’s diluted earnings per share and is calculated based on the Company’s proportionate ownership interest in AB.

The following table presents the number of weighted average shares used in calculating basic and diluted earnings per common share:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share	560.8	561.0
Effect of dilutive securities:
Employee stock awards	—	—

Weighted average common stock outstanding for diluted earnings per common share	560.8	561.0

For the nine months ended September 30, 2018, approximately 3.8 million shares of outstanding stock awards were not included in the computation of diluted earnings per share because their effect was anti-dilutive.

The following table presents both basic and diluted income (loss) per share for each period presented:

	Nine Months Ended September 30,
	2018	2017
	(dollars per share)
Net income (loss) attributable to Holdings per common share:
Basic	$(0.21)	$0.63

Diluted	$(0.21)	$0.63

The following table presents the weighted average shares used in calculating basic and diluted earnings per common share:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share	561	561	561

Weighted average common stock outstanding for basic and diluted earnings per common share	561	561	561

The following table presents the reconciliation of the numerator for the basic and diluted net income per share calculations:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net income (loss) attributable to Holdings common shareholders:
Net income (loss) attributable to Holdings common shareholders (basic):	$834	$1,254	$325
Less: Incremental dilution from AB(1)	$1	$—	$1
Net income (loss) attributable to Holdings common shareholders (diluted):	$833	$1,254	$324

(1)

The incremental dilution from AB represents the impact of AB’s dilutive units on the Company’s diluted earnings per share and is calculated based on the Company’s proportionate ownership interest in AB.

The following table presents both basic and diluted income (loss) per share for each period presented:

	Years Ended December 31,
	2017	2016	2015
	in dollar per share
Net income (loss) attributable to Holdings per common share:
Basic	$1.49	$2.24	$0.58
Diluted	$1.48	$2.24	$0.58